Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Key Financial Information Regarding the Operating Single Segment

For the periods ended March 31, 2026 and 2025, the key financial information regarding the operating single segment comprise the following:

	January 1- March 31, 2026	January 1- March 31, 2025
Revenue	15,427,409	6,023,160
-Cost of revenues	(4,327,360)	(3,803,868)
-General and administrative expenses	(7,485,048)	(6,687,675)
-Selling and marketing expenses	(2,043,056)	(1,248,304)
-Research and development expenses	(1,016,492)	(631,432)
-Other expense	(4,709,626)	(1,560,341)
-Other income	500,526	157,871
-Financial income	374,315	595,830
-Financial expense	(4,147,234)	(2,914,505)
Segment Loss Before Income Tax Expense	(7,426,566)	(10,069,264)
Loss Before Income Tax Expense	(7,426,566)	(10,069,264)